Schedule of summarizes the warrants activity (Details) - Warrants [member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding, Beginning Balance	78,462	99,614
Weighted Average Exercise Price, Beginning Balance	$ 44.03	$ 48.73
Issuance of Octagon Warrants		19,231
Issuance of Octagon Warrants Per Share		$ 13.00
Expired		(7,692)
Expired, Per Share		$ 26.00
Expired		(7,692)
Expired, Per Share		$ 32.50
Expired		(7,692)
Expired, Per Share		$ 39.00
Expired		(5,769)
Expired, Per Share		$ 39.00
Expired		(5,769)
Expired, Per Share		$ 52.00
Expired		(5,769)
Expired, Per Share		$ 65.00
Number of Warrants Outstanding, Ending Balance	78,462	78,462
Weighted Average Exercise Price, Ending Balance	$ 44.03	$ 44.03